Financial Instruments (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Credit assignment receivables loans		R$ 15,465
Written off		118,758
Credit exposures	R$ 3,693,820	R$ 3,080,517
Fixed interest rates, description	Fixed interest rates range from 6.71% to 16.50% per year, and floating interest rates range from (i) 99.65% to 132% of the CDI, (ii) IPCA + 0.75% to 9.60% per year, and (iii) CDI + 0.05% to 2.95% per year. The debt instruments eligible for capital refer to the Subordinated Letters of Credit (LFS) with a return of CDI + 2.85% to 4% and fixed rates ranging from 10.50% to 17.57% per year.